Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 8,602	$ 1,230	¥ 7,962	¥ 8,009
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 1,600	$ 222	¥ 3,900	¥ 5,100